Equity (Details) - USD ($)			12 Months Ended
	Jan. 21, 2025	Apr. 01, 2021	Mar. 31, 2026	Mar. 31, 2025
Equity [Line Items]
Exercise shares		29,526
Price per share (in Dollars per share)		$ 6.25
Percentage of statutory reserve after tax			10.00%
Percentage of reserve out of registered capital			50.00%
Statutory reserves (in Dollars)			$ 867,530	$ 867,530
HFGFR Inc. [Member]
Equity [Line Items]
Shares reissued			1,488,000
Underwriter [Member]
Equity [Line Items]
Shares issued		59,052
Shares returned		29,526
Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized			100,000,000	100,000,000
Common stock, par value (in Dollars per share)			$ 0.01	$ 0.01
Common stock, shares issued			1,488,000	1,488,000
Divided shares			500,000,000
Common stock, shares outstanding			1,488,000	1,488,000
Common stock vote	15
Class A Ordinary Shares [Member] | Wah Fu Education Group Ltd. [Member]
Equity [Line Items]
Common stock, shares authorized			30,000,000
Common stock, par value (in Dollars per share)			$ 0.01
Class A Ordinary Shares [Member] | Wah Fu Education Group Ltd. [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Common stock, shares outstanding			1,488,000
Ordinary Shares [Member] | HFGFR Inc. [Member]
Equity [Line Items]
Redemption of ordinary shares			1,488,000
Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Common stock, shares outstanding			2,922,559
Ordinary Shares [Member] | Wah Fu Education Group Ltd. [Member]
Equity [Line Items]
Common stock, shares outstanding			4,410,559
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 0.01
Common stock, shares issued			600,000,000